Fair Value Measurements - Estimated Debt Fair Value (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Debt, principal amount	$ 111,783	$ 113,622
Term loan
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Debt, principal amount	53,785	51,664
Revolving line of credit
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Line of credit, principal amount	57,998	61,958
Carrying amount
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Term loan	48,057	40,661
Debt	105,696	101,899
Carrying amount | Revolving line of credit
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Revolving line of credit	57,639	61,238
Fair value | Level 2
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Term loan	56,828	58,143
Debt	115,536	128,831
Fair value | Revolving line of credit | Level 2
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Revolving line of credit	$ 58,708	$ 70,688